Statements of Financial Position - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash	$ 1	$ 1
Total current assets	1	1
Total assets	1	1
Members’ Equity
Members’ capital	1	1
Accumulated deficit	(28,046)	(4,000)
Total Members’ Equity (Deficit)	(28,045)	(3,999)
Current Liabilities
Payables	28,046	4,000
Total current liabilities	28,046	4,000
Total liabilities	28,046	4,000
Total liabilities and members’ equity	$ 1	$ 1